Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Common stock, par value	$ 0.001
Common stock, shares authorized	50,000,000
Common stock, shares issued	9,887,000
Common stock, shares outstanding	821,252
Common stock, shares repurchase	9,065,748
Zeta Acquisition Corp III
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	5,000,000	5,000,000
Common stock, shares outstanding	5,000,000	5,000,000